UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2008

Check here if Amendment [   ]    Amendment Number:  _________
           This Amendment: [     ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  150 East 52nd Street, 29th Floor
          New York, NY 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/ Paul C. Shiverick   New York, New York        May 15, 2008
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:     $1,088,642 (in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

                                                       Mkt Value  SH/Prn   SH/ PUT/ Investment  Other     Voting Authority
Name Of Issuer                Title of Class   CUSIP    x$1,000     Amt    Prn CALL Discretion Managers   Sole    Shared None
AGRIUM INC                    Common         008916108    24,416   393,100 SH          SOLE               393,100
ALLIANCEBERNSTEIN HOLDING LP  Unit Ltd Partn 01881G106     6,851   108,100 SH          SOLE               108,100
AMERISOURCEBERGEN CO          Common         03073E105     3,403    83,046 SH          SOLE                83,046
ANADARKO PETE CORP            Common         032511107     9,462   150,106 SH          SOLE               150,106
APACHE CORP                   Common         037411105    13,389   110,810 SH          SOLE               110,810
AT&T INC                      Common         00206R102     1,656    43,246 SH          SOLE                43,246
BARRICK GOLD CORP             Common         067901108    10,211   235,000 SH          SOLE               235,000
BEAR STEARNS COS INC          Common         073902108       839    80,000 SH          SOLE                80,000
BIOGEN IDEC INC               Common         09062X103    15,534   251,812 SH          SOLE               251,812
BOEING CO                     Common         97023105     19,403   260,900 SH          SOLE               260,900
CAMECO CORP                   Common         13321L108       824    25,000 SH          SOLE                25,000
CATERPILLAR INC DEL           Common         149123101     7,046    90,000 SH          SOLE                90,000
CF INDS HLDGS INC             Common         125269100    72,521   699,876 SH          SOLE               699,876
CHESAPEAKE ENERGY CORP        Common         165167107     9,974   216,130 SH          SOLE               216,130
CLEVELAND CLIFFS INC          Common         185896107     1,918    16,000 SH          SOLE                16,000
COMMERCIAL METALS CO          Common         201723103     3,006   100,300 SH          SOLE               100,300
COMPANIA VALE DO RIO DOCE     Sponsored ADR  204412209    26,299   759,200 SH          SOLE               759,200
CONOCOPHILLIPS                Common         20825C104    48,621   637,989 SH          SOLE               637,989
CONTINENTAL AIRLS             CL B           210795308     2,073   107,800 SH          SOLE               107,800
DEVON ENERGY CORP NEW         Common         25179M103    14,715   141,041 SH          SOLE               141,041
DIAMOND OFFSHORE DRILLING INC Common         25271C102    21,775   187,075 SH          SOLE               187,075
DISCOVER FINL SVCS            Common         254709108     3,192   195,000 SH          SOLE               195,000
EATON CORP                    Common         278058102     4,382    55,000 SH          SOLE                55,000
EXXON MOBIL CORP              Common         30231G102    18,083   213,800 SH          SOLE               213,800
FRANKLIN RES INC              Common         354613101    37,263   384,194 SH          SOLE               384,194
FREEPORT-MCMORAN COPPER & GO  Common         35671D857    98,356 1,022,199 SH          SOLE             1,022,199
GENERAL ELECTRIC CO           Common         369604103    21,062   569,100 SH          SOLE               569,100
GENZYME CORP                  Common         372917104    42,447   569,456 SH          SOLE               569,456
HALLIBURTON CO                Common         406216101    70,777 1,799,582 SH          SOLE             1,799,582
INTERNATIONAL BUSINESS MACHS  Common         459200101   141,073 1,225,228 SH          SOLE             1,225,228
KOHLS CORP                    Common         500255104     2,144    50,000 SH          SOLE                50,000
LAZARD LTD                    SHS A          G54050102    13,561   355,000 SH          SOLE               355,000
MICROSOFT CORP                Common         594918104    19,298   680,000 SH          SOLE               680,000
MOSAIC CO                     Common         61945A107    14,733   143,600 SH          SOLE               143,600
NABORS INDUSTRIES LTD         Common         G6359F103    36,064 1,067,900 SH          SOLE             1,067,900
NEW YORK TIMES CO             CL A           650111107     2,991   158,400 SH          SOLE               158,400
NOKIA CORP                    Sponsored ADR  654902204    64,650 2,031,105 SH          SOLE             2,031,105
NORDSTROM INC                 Common         655664100     1,630    50,000 SH          SOLE                50,000
NUCOR CORP                    Common         670346105    27,903   411,900 SH          SOLE               411,900
PARKER DRILLING CO            Common         701081101     4,199   650,000 SH          SOLE               650,000
SCHLUMBERGER LTD              Common         806857108     6,960    80,000 SH          SOLE                80,000
SOUTHERN COPPER CORP          Common         84265V105     5,192    50,000 SH          SOLE                50,000
STREETTRACKS GOLD TR          Gold SHS       863307104    21,048   232,802 SH          SOLE               232,802
SUNTECH PWR HLDGS CO LTD      ADR            86800C104     6,084   150,000 SH          SOLE               150,000
TERRA INDS INC                Common         880915103    12,554   353,345 SH          SOLE               353,345
TEXTRON INC                   Common         883203101     6,373   115,000 SH          SOLE               115,000
TRANSOCEAN INC NEW            SHS            G90073100    10,559    78,100 SH          SOLE                78,100
UNITED STATES STL CORP NEW    Common         912909108    73,035   575,662 SH          SOLE               575,662
VERIZON COMMUNICATIONS INC    Common         92343V104     7,979   218,913 SH          SOLE               218,913
WATERS CORP                   Common         941848103     1,114    20,000 SH          SOLE                20,000
                                                       1,088,642
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